Financial Investments and Derivatives (Tables)	3 Months Ended
Mar. 31, 2026
Financial Investments and Derivatives [Abstract]
Schedule of Financial Investments - Securities
	Up to 30 days	From 61 to 90 days	From 91 to 180 days	From 181 to 365 days	Over 365 days	Cost Value	Adjustment to fair value	Fair Value

Financial assets measured at fair value through profit or loss	-	3	1	36,404	7,480	43,888	15	43,903
Government Bonds - LFT (1) (3)	-	-	-	36,401	-	36,401	15	36,416
Investment Fund Quotas	-	-	-	-	7,480	7,480	-	7,480
Other investments	-	3	1	3	-	7	-	7

Financial assets measured at fair value through other comprehensive income	1,155,003	-	-	1,069,520	645,005	2,869,528	3,515	2,873,043
Government Bonds - LFT (1) (3)	1,155,003	-	-	1,069,520	643,966	2,868,489	3,512	2,872,001
Government Bonds – NTN-B (4)	-	-	-	-	1,039	1,039	3	1,042

Financial assets measured at amortized cost	99,970	161,643	145,879	-	2,415,553	2,823,045	(9,768)	2,813,277
Government Bonds - LTN (2)	99,970	-	145,879	-	525,426	771,275	9,545	780,820
Government Bonds - NTN-F (6)	-	-	-	-	1,786,419	1,786,419	(19,313)	1,767,106
Investment Fund Quotas	-	-	-	-	103,708	103,708	-	103,708
Other investments	-	161,643	-	-	-	161,643	-	161,643
Total	1,254,973	161,646	145,880	1,105,924	3,068,038	5,736,461	(6,238)	5,730,223
	Up to 30 days	From 61 to 90 days	From 91 to 180 days	From 181 to 365 days	Over 365 days	Cost Value	Adjustment to fair value	Fair Value

Financial assets measured at fair value through profit or loss	-	1	-	-	42,426	42,427	8	42,435
Government Bonds - LFT (1)	-	-	-	-	35,195	35,195	8	35,203
Other investments	-	1	-	-	7,231	7,232	-	7,232
Financial assets measured at fair value through other comprehensive income	818,751	42,590	-	114,037	2,022,256	2,997,634	2,917	3,000,551
Government Bonds - LFT (1) (3)	818,751	42,590	-	114,037	2,021,222	2,996,600	2,916	2,999,516
Government Bonds – NTN-B (4)	-	-	-	-	1,034	1,034	1	1,035
Financial assets measured at amortized cost	199,880	-	97,331	141,957	2,444,596	2,883,764	7,325	2,891,089
Government Bonds - LTN (2) (5)	199,880	-	97,331	141,957	510,963	950,131	15,709	965,840
Government Bonds - NTN-F (6)	-	-	-	-	1,833,707	1,833,707	(8,384)	1,825,323
Investment Fund Quotas	-	-	-	-	99,926	99,926	-	99,926
Total	1,018,631	42,591	97,331	255,994	4,509,278	5,923,825	10,250	5,934,075

(1)	Treasury Selic (LFT): Variable interest rate bonds whose returns follow the variation of the SELIC. The Group makes the investment and receives the face value (amount invested plus interest) on the maturity date of the bond.

(2)	Fixed Treasury (LTN): Government bonds with a fixed interest rate at the time of purchase. The Group makes the investment and receives the face value (amount invested plus interest), on the maturity date of the bond.

(3)	The Group allocated the guarantees for credit card transactions in LFT; refer to note 12.1.2 for further details.

(4)	National Treasury Notes (NTN-B): Variable income securities whose yield follows the variation of the Brazilian official inflation index (The IPCA (Índice de Preços ao Consumidor Amplo) is Brazil’s official consumer price inflation index which measures the change in the cost of a basket of consumer goods and services and is calculated by the Brazilian Institute of Geography and Statistics (IBGE) “IPCA”) plus a fixed-rate coupon. The Group makes the investment and receives the nominal value (amount invested adjusted for IPCA variation plus interest) on the security’s maturity date.
(5)	In June 2025 the business model was changed and approved by Management to reclassify a financial asset previously classified as Fair Value through Other Comprehensive Income (FVOCI) in December 31, 2024 to Financial assets measured at amortized cost. This adjustment occurred on July 1, 2025, related to the Mark-to-Market (MTM) valuation, resulting in a financial impact of R$ 24,696, so that it is measured as if it had been originally classified in the Amortized Cost category.

(6)	National Treasury Note (NTN-F): Government bonds with a fixed interest rate at the time of purchase. The Group makes the investment and receives the face value (amount invested plus interest), on the maturity date of the bond.

Schedule of Derivative Financial Instruments

Fair Value and Notional values by risk factor and maturity as of March 31, 2026

	Fair Value	Notional value	Up to 30 days	From 31 to 365 days	Over 365 days
Assets
Derivative hedging instrument of portfolio hedge accounting
Derivatives financial instruments (Swap)	26,472	742,242	4,194	7,592	14,686
DI1 – futures contracts (1) (2)	-	8,525,143	-	-	-
Total	26,472	9,267,385	4,194	7,592	14,686

Derivatives measured at fair value through profit and loss
DI1 and DDI - futures contracts (1) (2)	2,694	515,900	2,694	-	-
Total	2,694	515,900	2,694	-	-
Total Assets	29,166	9,783,285	6,888	7,592	14,686

Liabilities
Derivatives measured at fair value through profit and loss
DI1 - futures contracts (1) (2)	26,221	8,763,500	26,221
Derivative financial instrument (Swap)	9,768	874,029	9,767	-	-
Total liabilities	35,989	9,637,529	35,988	-	-

Fair Value and Notional values by risk factor and maturity as of December 31, 2025

	Fair Value	Notional value	Up to 30 days	From 31 to 365 days	Over 365 days
Assets
Derivative hedging instrument of portfolio hedge accounting
Derivatives financial instruments (Swap)	27,572	1,201,903	11,088	5,601	10,883
DI1 – futures contracts (1) (2)	1,299	11,779,400	1,299	-	-
Total	28,871	12,981,303	12,387	5,601	10,883

Derivatives measured at fair value through profit and loss
DI1 and DDI - futures contracts (1) (2)	145	1,274,996	145	-	-
Total	145	1,274,996	145	-	-
Total assets	29,016	14,256,299	12,532	5,601	10,883

Liabilities
Derivatives measured at fair value through profit and loss
DI1 – futures contracts (1) (2)	1,674	3,252,200	1,674	-	-
Derivative financial instrument (Swap)	14,077	661,322	14,077	-	-
Total liabilities	15,751	3,913,522	15,751	-	-

(1)	As of March 31, 2026 and December 31, 2025 – DI1 Futures Contracts are commitments to buy or sell a financial instrument at a future date, at a previously agreed price or yield. For these instruments, daily settlements are made related to changes in market prices.

(2)	PicPay started the portfolio fair value hedge of interest rate risk in February 2024.